Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectable	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Obligations in Default or Uncollectible [Line Items]
Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectable
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 – EIN# 13-4994650
SCHEDULE OF LOANS OR FIXED INCOME OBLIGATIONS IN DEFAULT OR CLASSIFIED AS UNCOLLECTIBLE
AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE G – PART I)

(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
			AMOUNT RECEIVED DURING THE YEAR				AMOUNT OVERDUE
	IDENTITY AND ADDRESS OF OBLIGOR	ORIGINAL AMOUNT OF LOAN	PRINCIPAL	INTEREST	UNPAID BALANCE AT END OF YEAR	DETAILED DESCRIPTION OF LOAN, INCLUDING DATES OF MAKING AND MATURITY, INTEREST RATE, THE TYPE AND VALUE OF COLLATERAL, ANY RENEGOTIATION OF THE LOAN AND THE TERMS OF THE RENEGOTIATION, AND OTHER MATERIAL ITEMS	PRINCIPAL	INTEREST
	LEHMAN BROTHERS HOLDINGS 1271 AVENUE OF THE AMERICAS, NEW YORK, NY 10020	$210,000	$—	$224	$210,000	ESC LEHMAN BRTH HLD 5.250% 2/6/2012 ISSUE DATE: 1/12/2007	$210,000	$—
	LEHMAN BROTHERS HOLDINGS 1271 AVENUE OF THE AMERICAS, NEW YORK, NY 10020	340,000	—	371	340,000	LEH.BROS.HOLD.INC. 6.2% BDS 9/26/2014 USD ISSUE DATE: 9/26/2007	$340,000	—